Schedule of payments related to escrow deposits (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Escrow Deposits
Labor claims		R$ 267	R$ 278
Tax contingencies
Income tax on Interest on Equity		30	29
PIS/Pasep and Cofins taxes	[1]	68	66
Donations and legacy tax (ITCD)		56	54
Urban property tax (IPTU)		87	84
Finsocial tax		41	40
Income tax and social contr. tax on indemnity for employees’ ‘Anuênio’ benefit	[2]	290	286
Income tax withheld at source on inflationary profit		9	9
Contribution tax effective rate	[3]	76	18
Others	[4]	103	98
Escrow deposits tax issues		760	684
Regulatory		53	52
Third party		12	9
Customer relations		8	8
Court embargo		19	13
Others		36	12
Escrow deposits other		128	94
Long term escrow deposit		R$ 1,155	R$ 1,056

[1]	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS value added tax within the taxable amount for calculation of PIS/Pasep and Cofins taxes.
[2]	See more details in Note 25 — Provisions under the section relating to the ‘Anuênio indemnity’.
[3]	Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equity, and application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.
[4]	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes